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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-08743

Invesco Senior Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800    Atlanta, Georgia 30309

(Address of principal executive offices)    (Zip code)

Sheri Morris      1555 Peachtree Street, N.E., Suite 1800    Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:         2/28

Date of reporting period:      11/30/16

Item 1. Schedule of Investments.

Invesco Senior Income Trust Quarterly Schedule of Portfolio Holdings November 30, 2016

invesco.com/us VK-CE-SINC-QTR-1 11/16	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Variable Rate Senior Loan Interests–122.30%(b)(c)

Aerospace & Defense–3.67%

Abacus Innovations Corp., Term Loan B	3.36%	08/16/2023	$3,873	$3,905,415
BE Aerospace, Inc., Term Loan	3.86%	12/16/2021	2,620	2,629,791
Cadence Aerospace, LLC, Term Loan	7.00%	05/09/2018	2,678	2,610,870
Camp International Holding Co., First Lien Term Loan	4.75%	08/18/2023	2,110	2,114,076
Consolidated Aerospace Manufacturing, LLC, Term Loan	4.75%	08/11/2022	1,529	1,421,779
IAP Worldwide Services,
Revolver Loan (Acquired 07/22/2014; Cost $1,129,324) (d)	0.00%	07/18/2018	1,129	1,106,738
Revolver Loan (Acquired 07/22/2014; Cost $125,481)	8.50%	07/18/2018	125	122,971
Second Lien Term Loan	8.00%	07/18/2019	1,450	1,362,732
TransDigm Inc.,
Term Loan C	3.75%	06/09/2023	8,979	9,012,819
Term Loan D	3.83%	06/04/2021	2,445	2,455,092
Term Loan E	3.75%	05/16/2022	4,920	4,943,258
				31,685,541

Air Transport–0.56%

Delta Air Lines, Inc., Revolver Loan (d)	0.00%	10/18/2017	1,076	1,059,681
Gol LuxCo S.A. (Luxembourg), Term Loan	6.50%	08/31/2020	3,076	3,149,303
United Airlines, Inc., Term Loan B-1	3.50%	09/15/2021	654	659,635
				4,868,619

Automotive–3.28%

Allison Transmission, Inc., Term Loan	3.25%	09/23/2022	2,117	2,138,815
BBB Industries US Holdings, Inc., Second Lien Term Loan	9.75%	11/03/2022	548	532,292
Britax Group Ltd., Term Loan	4.50%	10/15/2020	460	396,927
CH Hold Corp., Term Loan B (Acquired 09/09/2016-09/26/2016; Cost $1,650,720)	6.25%	11/20/2019	1,648	1,647,647
Dealer Tire, LLC, Term Loan	4.75%	12/22/2021	27	27,594
FCA US LLC, Term Loan	3.50%	05/24/2017	622	623,981
Federal-Mogul Holdings Corp.,
Term Loan B	4.00%	04/15/2018	1,809	1,795,497
Term Loan C	4.75%	04/15/2021	8,319	8,109,874
Fram Group Holdings, Inc., First Lien Term Loan	7.00%	07/29/2017	663	658,107
Goodyear Tire & Rubber Co., Second Lien Term Loan	3.86%	04/30/2019	794	801,774
Innovative Xcessories & Services LLC, Term Loan (e)	—	11/29/2022	542	544,572
Key Safety Systems, Inc., Term Loan	5.50%	08/29/2021	360	361,296
Midas Intermediate Holdco II, LLC, First Lien Incremental Term Loan	4.50%	08/18/2021	1,754	1,768,229
MPG Holdco I Inc., Term Loan B-1	3.75%	10/20/2021	1,894	1,898,473
Tower Automotive Holdings USA, LLC, Term Loan	4.00%	04/23/2020	2,779	2,780,587
Transtar Holding Co.,
First Lien Term Loan(e)	—	10/09/2018	3,682	2,513,216
Second Lien Term Loan(e)	—	10/09/2019	1,117	16,762
Wand Intermediate I L.P.,
First Lien Term Loan	4.75%	09/17/2021	1,010	1,022,488
Second Lien Term Loan	8.50%	09/17/2022	732	710,333
				28,348,464

Beverage & Tobacco–0.24%

Constellation Brands Canada, Inc. (Canada), Term Loan B-1 (e)	—	11/15/2023	563	567,733
Culligan Holding, Inc., Term Loan B-1 (e)	—	11/16/2023	785	788,640
Winebow Holdings, Inc., Second Lien Term Loan	8.50%	12/31/2021	728	683,853
				2,040,226

Building & Development–2.86%

American Builders & Contractors Supply Co., Inc., Term Loan	3.50%	10/31/2023	3,323	3,342,167
Beacon Roofing Supply, Inc., Term Loan	3.60%	10/01/2022	995	999,648
Beazer Homes USA, Inc., Second Lien Term Loan B (Acquired 03/15/2016; Cost $926,504)	6.75%	03/11/2018	936	931,101
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/2020	2,512	2,538,310
Forterra Finance, LLC, Second Lien Term Loan	6.00%	10/25/2023	1,185	1,187,139

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Business Equipment & Services–(continued)

HD Supply, Inc.,
Term Loan B-1(e)	—	08/13/2021		$356	$357,810
Term Loan B-2	3.63%	10/17/2023		1,884	1,896,980
Lake at Las Vegas Joint Venture, LLC,
Exit Revolver Loan (Acquired 07/17/2012; Cost $19,114)(d)	0.00%	02/28/2017		19	7,837
PIK Exit Revolver Loan (Acquired 07/19/2010-03/31/2016; Cost $239,046)(f)	5.00%	02/28/2017		239	98,009
Mueller Water Products, Inc., Term Loan	4.03%	11/25/2021		57	57,563
Quikrete Holdings, Inc., First Lien Term Loan (e)	—	11/03/2023		5,905	5,928,626
Re/Max, LLC, Term Loan	4.00%	07/31/2020		1,762	1,763,153
Realogy Group LLC, Term Loan B	3.75%	07/20/2022		4,897	4,946,429
Tamarack Resort LLC,
PIK Term Loan A (Acquired 03/07/2014-10/17/2016; Cost $607,026)(f)	12.00%	03/07/2018		606	84,786
PIK Term Loan B (Acquired 03/07/2014-09/30/2016; Cost $100,415)(e)(f)	—	02/28/2019		423	0
WireCo WorldGroup, Inc., Term Loan	6.50%	09/30/2023		611	617,295
					24,756,853

Business Equipment & Services–12.15%

Acosta, Inc., Term Loan B-1	4.25%	09/26/2021		497	472,811
Allied Universal Holdco, LLC,
Delayed Draw Term Loan (d)	0.00%	07/28/2022		184	184,035
Delayed Draw Term Loan	5.50%	07/28/2022		188	190,019
First Lien Incremental Term Loan	5.50%	07/28/2022		1,867	1,885,232
Alorica Inc., Term Loan B	5.50%	06/30/2022		1,671	1,766,687
Asurion LLC,
Incremental Term Loan B-1	5.00%	05/24/2019		690	694,099
Incremental Term Loan B-2	4.34%	07/08/2020		7,046	7,079,479
Incremental Term Loan B-4	5.00%	08/04/2022		370	373,193
Incremental Term Loan B-5	4.75%	11/03/2023		2,073	2,090,033
Second Lien Term Loan	8.50%	03/03/2021		8,769	8,887,735
Brickman Group Ltd. LLC,
First Lien Term Loan	4.00%	12/18/2020		3,690	3,696,756
Revolver Loan(d)	0.00%	12/18/2018		510	471,615
Second Lien Term Loan	7.50%	12/17/2021		665	666,469
Caraustar Industries, Inc.,
Incremental Term Loan	8.00%	05/01/2019		620	630,376
Term Loan	8.00%	05/01/2019		2,393	2,430,994
Checkout Holding Corp.,
Second Lien Term Loan	7.75%	04/11/2022		1,526	1,060,515
Term Loan B	4.50%	04/09/2021		3,141	2,661,939
Cotiviti Corp.,
Term Loan A (Acquired 09/23/2016; Cost $1,157,840)	4.11%	09/28/2021		1,162	1,157,710
Term Loan B	3.61%	09/28/2023		298	298,817
CRCI Holdings Inc., Term Loan	6.50%	08/31/2023		1,265	1,266,376
Crossmark Holdings, Inc.,
First Lien Term Loan	4.50%	12/20/2019		1,954	1,400,632
Second Lien Term Loan	8.75%	12/21/2020		731	336,338
Dream Secured Bondco AB (Sweden), Term Loan B-1-A	4.50%	10/21/2022	EUR	892	961,274
Emdeon Inc.,
Term Loan B-2	3.75%	11/02/2018		2,824	2,828,700
Term Loan B-3	3.75%	11/02/2018		403	403,461
Equinix, Inc., Term Loan B (Acquired 12/07/2015; Cost $571,621)	4.00%	01/08/2023		573	578,613
First Data Corp.,
Term Loan	3.58%	03/24/2021		17,948	18,053,575
Term Loan	4.33%	07/10/2022		132	132,797
Genesys Telecom Holdings, U.S., Inc.,
EUR Term Loan B(e)	—	12/01/2023	EUR	451	478,606
Term Loan B(e)	—	12/01/2023		3,968	3,998,054
Global Payments Inc., Term Loan B	3.11%	04/22/2023		681	688,264
Hillman Group, Inc., Term Loan	4.50%	06/30/2021		1,938	1,945,095
Inmar, Inc., Second Lien Term Loan	8.00%	01/27/2022		22	21,187
KAR Auction Services, Inc.,
Term Loan B-2(e)	—	03/11/2021		271	273,030
Term Loan B-3	4.38%	03/09/2023		2,773	2,811,098

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Business Equipment & Services–(continued)

Karman Buyer Corp.,
Second Lien Term Loan	7.50%	07/25/2022		$2,262	$2,146,207
Term Loan	4.25%	07/25/2021		376	374,055
Kronos Inc., Term Loan	5.00%	11/01/2023		1,989	1,996,373
Lonestar Intermediate Super Holdings, LLC, Term Loan	10.00%	08/31/2021		2,925	2,957,929
Peak 10, Inc., Second Lien Term Loan	8.25%	06/17/2022		369	349,551
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/2019		7,854	7,787,199
TaxAct, Inc., Term Loan	7.00%	12/31/2022		1,253	1,261,915
TNS Inc.,
First Lien Term Loan (Acquired 02/19/2013-05/15/2015; Cost $1,221,917)	5.00%	02/14/2020		1,222	1,221,776
Second Lien Term Loan	9.00%	08/14/2020		184	182,701
Trans Union LLC, Term Loan B-2	3.50%	04/09/2021		4,443	4,472,028
U.S. Security Associates Holdings, Inc., Term Loan	6.00%	07/14/2023		1,403	1,407,229
Ventia Deco LLC, Term Loan B	5.00%	05/21/2022		1,022	1,036,240
Wash MultiFamily Acquisition Inc.,
Canadian First Lien Term Loan	4.25%	05/13/2022		232	229,497
Canadian Second Lien Term Loan	8.00%	05/14/2023		21	20,508
First Lien Term Loan	4.25%	05/13/2022		1,327	1,310,439
Second Lien Term Loan	8.00%	05/12/2023		119	117,089
West Corp., Term Loan B-12	3.75%	06/17/2023		1,483	1,490,943
WEX Inc., Term Loan B	4.25%	07/01/2023		3,707	3,751,780
					104,989,073

Cable & Satellite Television–6.58%

Altice US Finance I Corp., Term Loan B	3.88%	01/25/2025		660	664,449
Block Communications, Inc., Term Loan B (Acquired 06/10/2015; Cost $629,001)	4.09%	11/07/2021		632	637,846
Charter Communications Operating, LLC, Term Loan I	3.50%	01/24/2023		8,169	8,257,034
CSC Holdings, LLC, Term Loan	3.88%	10/09/2024		6,046	6,097,509
ION Media Networks, Inc.,
Term Loan B-1	4.75%	12/18/2020		2,640	2,649,519
Term Loan B-2(e)	—	12/18/2020		1,337	1,342,006
MCC Iowa, Term Loan J	3.75%	06/30/2021		439	442,330
Mediacom Illinois, LLC, Term Loan G	3.50%	06/30/2021		1,154	1,161,731
Numericable-SFR S.A. (France),
EUR Term Loan B-10	3.75%	01/14/2025	EUR	1,011	1,078,515
Term Loan B-10(e)	—	01/14/2025		5,981	5,975,892
Telenet Financing USD LLC,
Term Loan AE	3.25%	01/31/2025	EUR	314	334,292
Term Loan AF	3.55%	01/31/2025		2,708	2,707,434
UPC Financing Partnership, Term Loan AN	4.08%	08/31/2024		9,496	9,550,461
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan F	3.50%	06/30/2023		6,438	6,482,713
WaveDivision Holdings, LLC, Term Loan	4.00%	10/14/2019		302	303,220
WideOpenWest Finance LLC, Term Loan B	4.50%	08/19/2023		2,895	2,904,995
Ziggo Secured Finance Partnership, Term Loan D	3.54%	08/01/2024		6,217	6,233,175
					56,823,121

Chemicals & Plastics–2.98%

Charter NEX US Holdings, Inc., First Lien Term Loan	5.25%	02/05/2022		72	72,880
Chemours Co. (The), Term Loan B	3.75%	05/12/2022		413	408,957
Colouroz Investment LLC (Germany),
First Lien Term Loan B-2	4.50%	09/07/2021		2,615	2,614,661
Second Lien Term Loan B-2	8.25%	09/05/2022		4,050	3,948,715
Term Loan C	4.50%	09/07/2021		432	432,234
Constantinople Acquisition GmbH (Austria),
Term Loan B-1-A	4.00%	04/30/2022		155	155,098
Term Loan B-2-A	4.00%	04/30/2022		971	975,104
Ferro Corp., Term Loan (Acquired 07/30/2014-09/16/2016; Cost $924,898)	4.09%	07/30/2021		925	924,556
Gemini HDPE LLC, Term Loan	4.75%	08/06/2021		971	984,655
HII Holding Corp., First Lien Term Loan	4.25%	12/20/2019		1,623	1,629,129
Ineos Holdings Ltd., Term Loan	3.75%	05/04/2018		1,044	1,047,218

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Chemicals & Plastics–(continued)

MacDermid, Inc.,
EUR Term Loan C-4(e)	—	06/07/2020	EUR	$457	$489,050
Term Loan B-3	5.50%	06/07/2020		5	5,052
Term Loan B-4	5.00%	06/07/2023		1,052	1,063,346
Term Loan B-5(e)	—	06/07/2020		96	96,820
Otter Products, LLC, Term Loan B	5.75%	06/03/2020		3,428	3,341,931
Oxea Finance LLC, First Lien Term Loan B-2	4.25%	01/15/2020		4,766	4,567,053
Proampac PG Borrower LLC, Term Loan	5.00%	11/18/2023		814	821,224
Royal Holdings, Inc., Second Lien Term Loan	8.50%	06/19/2023		347	344,445
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/2020		859	859,091
Versum Materials, Term Loan	3.34%	09/30/2023		989	997,947
					25,779,166

Clothing & Textiles–1.35%

ABG Intermediate Holdings 2 LLC,
First Lien Term Loan	5.50%	05/27/2021		2,406	2,410,863
Second Lien Term Loan	9.50%	05/27/2022		1,157	1,136,881
Ascena Retail Group, Inc., Term Loan B	5.25%	08/21/2022		3,233	3,155,273
Oak Parent, Inc., Term Loan	5.50%	10/26/2023		1,555	1,560,814
Samsonite IP Holdings, S.a.r.l. (Luxembourg), Term Loan B	4.00%	08/01/2023		1,084	1,097,266
Varsity Brands Holding Co., Inc., Term Loan	5.00%	12/10/2021		2,259	2,282,871
					11,643,968

Conglomerates–0.22%

CeramTec Acquisition Corp.,
Term Loan B-1	4.25%	08/30/2020		918	923,523
Term Loan B-2	4.25%	08/30/2020		104	104,619
Term Loan B-3	4.25%	08/30/2020		278	279,474
Penn Engineering & Manufacturing Corp., Incremental Term Loan B	4.00%	08/29/2021		580	581,451
Spectrum Brands, Inc., Term Loan	3.29%	06/23/2022		12	12,548
					1,901,615

Containers & Glass Products–3.49%

Berlin Packaging, LLC,
Second Lien Term Loan	7.75%	09/30/2022		397	397,994
Term Loan	4.50%	10/01/2021		2,148	2,163,625
Berry Plastics Group, Inc., Term Loan G	3.50%	01/06/2021		1,364	1,369,486
BWAY Holding Co., Term Loan	5.50%	08/14/2020		80	80,311
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/2019		355	352,584
Duran Group (Germany),
Term Loan C (Acquired 07/15/2015; Cost $1,291,640)	8.25%	11/28/2019		1,292	1,285,182
Term Loan D-2 (Acquired 09/20/2016; Cost $11,752,077)	8.51%	11/28/2019		11,808	11,748,600
Fort Dearborn Holding Co., Inc.,
First Lien Term Loan(e)	—	10/19/2023		1,091	1,096,742
Second Lien Term Loan(e)	—	10/19/2024		203	205,563
Hoffmaster Group, Inc., First Lien Term Loan	5.50%	11/21/2023		1,645	1,650,204
Keter Group B.V. (Netherlands), Term Loan B-1	5.25%	10/31/2023	EUR	531	559,472
Multi Packaging Solutions, Inc.,
Term Loan B	4.25%	09/30/2020		1,521	1,521,197
Term Loan D	4.25%	10/14/2023		528	529,093
Ranpak Corp.,
Second Lien Term Loan	8.25%	10/03/2022		217	204,845
Term Loan B-1	4.25%	10/01/2021		299	297,776
Reynolds Group Holdings Inc., Term Loan	4.25%	02/05/2023		4,346	4,375,141
Tekni-Plex, Inc., Second Lien Term Loan	8.75%	06/01/2023		603	602,685
TricorBraun, Inc.,
Delayed Draw Term Loan(e)	—	11/30/2023		156	156,595
Term Loan(e)	—	11/30/2023		1,563	1,565,949
					30,163,044

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Cosmetics & Toiletries–0.70%

Coty Inc., Term Loan B	3.09%	10/27/2022		$1,294	$1,296,447
Galleria Co., Term Loan B	3.75%	01/26/2023		2,884	2,899,806
Revlon Consumer Products Corp., Term Loan B	4.25%	09/07/2023		1,815	1,820,216
					6,016,469

Drugs–1.87%

BPA Laboratories,
First Lien Term Loan	3.39%	04/29/2020		1,916	1,695,742
Second Lien Term Loan	3.39%	04/29/2020		1,666	1,166,229
Endo Pharmaceuticals Holdings Inc., Incremental Term Loan B	3.75%	09/25/2022		378	377,121
Grifols Worldwide Operations USA, Inc., Term Loan B	3.46%	02/27/2021		6,711	6,772,532
Valeant Pharmaceuticals International, Inc. (Canada),
Series C-2 Term Loan B	5.25%	12/11/2019		3,621	3,591,659
Series E-1 Term Loan B	5.25%	08/05/2020		639	632,588
Series F-1 Term Loan B	5.50%	04/01/2022		1,912	1,898,454
					16,134,325

Ecological Services & Equipment–0.62%

Advanced Disposal Services Inc., Term Loan B-3	3.50%	11/10/2023		2,318	2,321,190
Casella Waste Systems, Inc., Term Loan	4.00%	10/17/2023		571	573,110
PHM France Holdco 19 SAS (France), Term Loan B-2	3.75%	10/30/2020	EUR	83	88,850
PSSI Holdings LLC, Term Loan	4.75%	11/25/2021		709	713,192
Waste Industries USA, Inc., Term Loan B	3.50%	02/27/2020		573	575,319
WCA Waste Corp., Term Loan	4.00%	08/11/2023		1,071	1,072,588
					5,344,249

Electronics & Electrical–16.21%

4L Technologies Inc., Term Loan	5.50%	05/08/2020		5,492	5,203,798
Avago Technologies Cayman Finance Ltd. (Luxembourg), Term Loan B-3	3.54%	02/01/2023		14,572	14,727,491
Blackboard, Inc., Term Loan B-4	6.00%	06/30/2021		3,689	3,670,386
Cavium, Inc., Term Loan B	3.75%	08/16/2022		1,233	1,243,883
CommScope, Inc., Term Loan 5	3.25%	12/29/2022		2,888	2,918,932
Compuware Corp., Term Loan B-1	6.25%	12/15/2019		312	313,366
Cortes NP Acquisition Corp., Term Loan (e)	—	11/30/2023		4,172	4,136,534
Dell International LLC,
Term Loan A-2	2.86%	09/07/2021		4,515	4,467,670
Term Loan B	4.00%	09/07/2023		9,045	9,141,162
Deltek, Inc., Term Loan	5.00%	06/25/2022		3,075	3,092,965
Diamond US Holding LLC, Term Loan	4.75%	12/17/2021		1,352	1,353,095
Diebold, Inc., Term Loan B	5.25%	11/06/2023		2,730	2,778,240
Hyland Software, Inc., Second Lien Term Loan	8.25%	07/03/2023		289	291,536
Interoute Finco PLC (Luxembourg), Term Loan (e)	—	11/14/2023	EUR	384	411,961
Lattice Semiconductor Corp., Term Loan (Acquired 03/06/2015-05/15/2015; Cost $1,538,285)	5.51%	03/10/2021		1,548	1,547,204
Lully Finance LLC,
First Lien Term Loan B-4(e)	—	10/16/2022	EUR	607	649,745
Second Lien Term Loan B-1	9.50%	10/16/2023		675	671,618
MA Finance Co., LLC, Term Loan C	4.50%	11/20/2019		3,074	3,099,762
MACOM Technology Solutions Holdings, Inc., Term Loan	4.63%	05/07/2021		1,114	1,123,916
Mediaocean LLC, Term Loan	5.75%	08/15/2022		1,294	1,297,985
Meter Reading Holding, LLC, Term Loan	6.75%	08/29/2023		2,104	2,129,925
Micron Technology, Inc, Term Loan	4.36%	04/26/2022		1,060	1,073,311
Microsemi Corp., Term Loan B	3.75%	01/15/2023		3,037	3,061,224
Mirion Technologies, Inc., Term Loan	5.75%	03/31/2022		1,331	1,304,458
MKS Instruments, Inc., Term Loan B-1	4.25%	05/01/2023		1,528	1,539,855
MSC Software Corp.,
First Lien Term Loan	5.00%	05/29/2020		139	139,034
Second Lien Term Loan (Acquired 05/28/2014; Cost $416,177)	8.50%	06/01/2021		419	414,686
MTS Systems, Term Loan B	5.00%	07/05/2023		1,239	1,253,268
Natel Engineering Co., Inc., Term Loan (Acquired 04/06/2015-05/15/2015; Cost $1,243,254)	6.75%	04/10/2020		1,251	1,256,911
NeuStar, Inc., Term Loan A	3.86%	01/22/2019		2,885	2,902,541
NXP B.V., Term Loan F	3.41%	12/07/2020		63	62,918
Oberthur Technologies of America Corp., Term Loan B-2	4.50%	10/18/2019		1,094	1,098,018

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Electronics & Electrical–(continued)

Omnitracs, Inc.,
Second Lien Term Loan	8.75%	05/25/2021		$160	$152,718
Term Loan	4.75%	11/25/2020		1,437	1,440,105
ON Semiconductor Corp., Term Loan	3.78%	03/31/2023		9,275	9,348,038
Quest Software US Holdings Inc., Term Loan	7.00%	10/31/2022		4,757	4,768,033
Riverbed Technology, Inc., Term Loan	5.00%	04/25/2022		25	25,684
Rocket Software, Inc.,
Second Lien Term Loan	10.50%	10/14/2024		504	507,863
Term Loan	5.25%	10/14/2023		2,589	2,602,271
RP Crown Parent, LLC, Term Loan	4.50%	10/12/2023		783	788,882
SolarWinds Holdings, Inc., Term Loan	5.50%	02/03/2023		4,408	4,447,509
SS&C Technologies Inc.,
Term Loan B-1	4.00%	07/08/2022		2,011	2,028,521
Term Loan B-2	4.00%	07/08/2022		232	234,060
Sybil Software LLC, Term Loan	5.00%	09/30/2022		4,804	4,861,858
Tempe Holdco Corp., Term Loan B (e)	—	12/01/2023		2,325	2,329,871
TTM Technologies, Inc., Term Loan B	5.25%	05/31/2021		1,837	1,844,872
Verifone, Inc., Term Loan B	3.50%	07/08/2021		1,004	1,000,691
Veritas US Inc.,
EUR Term Loan B-1	6.63%	01/27/2023	EUR	2,099	2,021,404
Term Loan B-1	6.63%	01/27/2023		9,331	8,419,069
VF Holding Corp., Term Loan	4.75%	06/30/2023		1,563	1,570,468
Western Digital Corp., Term Loan B-1	4.50%	04/29/2023		8,889	9,005,977
Zebra Technologies Corp., Term Loan	4.09%	10/27/2021		4,286	4,312,672
					140,087,964

Equipment Leasing–0.15%

Flying Fortress Inc., Term Loan	3.59%	04/30/2020		56	56,171
IBC Capital US LLC, Term Loan	4.98%	09/09/2021		1,248	1,232,639
					1,288,810

Financial Intermediaries–2.29%

Black Knight InfoServ, LLC, Term Loan B	3.75%	05/27/2022		241	243,442
iPayment Inc., Term Loan	6.75%	05/08/2017		3,840	3,695,735
LPL Holdings, Inc., Term Loan B	4.75%	11/20/2022		1,856	1,878,181
MoneyGram International, Inc., Term Loan	4.25%	03/27/2020		5,179	5,078,747
RJO Holdings Corp., Term Loan	7.36%	12/10/2017		3,302	2,848,277
RPI Finance Trust, Term Loan B-5	3.18%	10/14/2022		2,622	2,648,255
SAM Finance Lux S.a r.l. (Luxembourg), Term Loan	4.25%	12/17/2020		1,148	1,155,610
Stiphout Finance LLC,
Second Lien Term Loan (Acquired 07/23/2015; Cost $47,929)	9.00%	10/26/2023		48	47,663
Term Loan	4.75%	10/26/2022		1,040	1,046,021
TMF Group Holdco B.V. (Netherlands), Term Loan B	4.00%	09/30/2023	EUR	1,047	1,128,551
					19,770,482

Food & Drug Retailers–1.84%

Adria Group Holding B.V. (Netherlands), Term Loan (e)	—	06/04/2018	EUR	2,108	1,889,290
Albertsons, LLC,
Term Loan B-4	4.50%	08/25/2021		8,164	8,185,953
Term Loan B-5	4.75%	12/21/2022		3,132	3,145,892
Term Loan B-6	4.75%	06/22/2023		777	780,073
Pret A Manger (United Kingdom), Term Loan B-2	5.26%	06/20/2022	GBP	1,250	1,574,259
Rite Aid Corp.,
Second Lien Term Loan 1	5.75%	08/21/2020		88	88,150
Second Lien Term Loan 2	4.88%	06/21/2021		263	264,779
					15,928,396

Food Products–4.58%

AdvancePierre Foods, Inc., Term Loan B	4.50%	06/02/2023		4,236	4,257,252
Candy Intermediate Holdings, Inc., Term Loan	5.50%	06/15/2023		2,183	2,186,118

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Food Products–(continued)

Chefs’ Warehouse Parent, LLC,
Delayed Draw Term Loan (e)	—	06/22/2022		$46	$45,912
Term Loan	5.50%	06/22/2022		1,002	1,000,016
CSM Bakery Supplies LLC,
First Lien Term Loan	5.00%	07/03/2020		1,290	1,103,882
Second Lien Term Loan	8.75%	07/03/2021		1,266	981,281
Dole Food Co., Inc., Term Loan B	4.61%	11/01/2018		4,534	4,553,424
Hearthside Group Holdings, LLC,
Revolver Loan(d)	0.00%	06/02/2019		728	726,103
Revolver Loan	3.53%	06/02/2019		646	643,903
Term Loan	4.50%	06/02/2021		1,581	1,588,819
Hostess Brands, LLC, Term Loan B (e)	—	08/03/2022		80	80,741
Jacobs Douwe Egberts International B.V., Term Loan B-1	3.25%	07/02/2022		2,239	2,247,627
JBS USA, LLC,
Incremental Term Loan	3.75%	09/18/2020		539	539,993
Incremental Term Loan	4.00%	10/30/2022		3,984	3,990,578
Term Loan	3.75%	05/25/2018		2,906	2,912,201
Keurig Green Mountain, Inc., Term Loan B	5.25%	03/03/2023		8,842	8,969,669
Post Holdings, Inc., Revolver Loan (d)	0.00%	01/29/2019		2,057	2,055,863
Shearer’s Foods, LLC,
First Lien Term Loan (Acquired 06/19/2014-07/15/2014; Cost $1,519,672)	4.94%	06/30/2021		1,514	1,517,794
Second Lien Term Loan	7.75%	06/30/2022		214	196,813
					39,597,989

Food Service–2.22%

Focus Brands, Inc., Term Loan	5.00%	10/05/2023		436	442,779
Landry’s, Inc., Term Loan B	4.00%	10/04/2023		1,563	1,575,177
Pizza Hut Holdings, LLC, Term Loan B	3.30%	06/16/2023		1,367	1,382,285
Red Lobster Management, LLC, Term Loan	6.25%	07/28/2021		1,301	1,308,669
Restaurant Holding Co., LLC, First Lien Term Loan (Acquired 02/28/2014; Cost $1,090,154)	8.75%	02/28/2019		1,110	1,065,721
Steak ‘n Shake, Inc., Term Loan	4.75%	03/19/2021		1,206	1,201,133
TMK Hawk Parent, Corp.,
First Lien Term Loan	5.25%	10/01/2021		1,868	1,874,806
Second Lien Term Loan (Acquired 09/26/2014; Cost $571,780)	8.50%	10/01/2022		576	570,206
US Foods, Inc., Second Lien Incremental Term Loan	3.75%	06/27/2023		9,741	9,810,988
					19,231,764

Health Care–5.06%

Acadia Healthcare Co., Inc.,
Incremental Term Loan B	3.75%	02/11/2022		662	663,814
Term Loan B-2	3.75%	02/16/2023		2,378	2,390,391
Auris Luxembourg III S.a.r.l. (Luxembourg), Term Loan B-4	4.25%	01/17/2022		1,584	1,596,237
BSN Medical Holding S.a.r.l. (Luxembourg), Second Lien Term Loan (Acquired 05/10/2016; Cost $1,446,185)	8.00%	07/23/2024	EUR	1,250	1,324,812
CareCore National, LLC, Term Loan	5.50%	03/05/2021		1,302	1,279,260
Community Health Systems, Inc.,
Incremental Term Loan F	4.16%	12/31/2018		2,485	2,413,163
Incremental Term Loan G	3.75%	12/31/2019		498	472,973
Revolver Loan(d)	0.00%	01/27/2019		855	830,115
Revolver Loan	3.41%	01/27/2019		168	162,967
Convatec Inc., Term Loan B	3.25%	10/25/2023		328	329,260
DJO Finance LLC, Term Loan	4.25%	06/07/2020		4,707	4,530,102
Envision Healthcare Corp., Term Loan (e)	—	12/01/2023		2,235	2,243,010
Explorer Holdings, Inc., Term Loan	6.00%	05/02/2023		808	816,531
Greatbatch Ltd., Term Loan B	5.25%	10/27/2022		1,752	1,747,076
HC Group Holdings III, Inc., Term Loan	6.00%	04/07/2022		1,549	1,533,769
HCA, Inc.,
Term Loan B-6	3.86%	03/18/2023		695	702,010
Term Loan B-7	3.59%	02/15/2024		834	840,597
inVentiv Group Holdings, Inc., Term Loan	4.75%	11/09/2023		2,247	2,256,554
Kindred Healthcare, Inc., Term Loan	4.25%	04/09/2021		524	520,596
Kinetic Concepts, Inc., Term Loan F-1	5.00%	11/04/2020		3,558	3,506,439

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Health Care–(continued)

MPH Acquisition Holdings LLC, Term Loan B	5.00%	06/07/2023		$6,569	$6,655,026
National Surgical Hospitals, Inc., Term Loan	4.50%	06/01/2022		938	927,302
Surgical Care Affiliates, Inc., Term Loan	3.75%	03/17/2022		1,739	1,746,594
Unilabs Diagnostics AB (Sweden),
Revolver Loan(d)	0.00%	03/31/2021	EUR	943	998,502
Term Loan B	4.25%	10/01/2021	EUR	794	853,558
Western Dental Services, Inc., Term Loan	7.50%	11/01/2018		2,372	2,362,974
					43,703,632

Home Furnishings–0.69%

Serta Simmons Bedding, LLC, Term Loan (e)	—	11/08/2023		5,982	5,973,603

Industrial Equipment–1.92%

Accudyne Industries LLC,
Extending Revolver(d)	0.00%	09/13/2019		2,808	2,407,055
Term Loan	4.00%	12/13/2019		2,927	2,628,502
Crosby US Acquisition Corp.,
First Lien Term Loan	4.00%	11/23/2020		1,938	1,658,784
Second Lien Term Loan	7.00%	11/22/2021		960	670,271
Doosan Bobcat Inc., Term Loan B	4.50%	05/28/2021		1,907	1,926,412
Filtration Group Corp.,
First Lien Term Loan	4.25%	11/20/2020		680	682,112
Incremental Term Loan B(d)	0.00%	11/21/2020		1,444	1,437,226
Generac Power System, Inc., Term Loan	3.60%	05/31/2023		201	201,617
MX Holdings US, Inc., Term Loan B-1-A	4.00%	08/14/2020		927	932,805
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/2020		2,113	1,825,267
Rexnord LLC/ RBS Global, Inc., Term Loan B	4.00%	08/21/2020		1,393	1,399,600
Tank Holding Corp., Term Loan	5.25%	03/16/2022		715	699,182
Terex Corp., Term Loan	3.59%	08/13/2021		127	127,353
					16,596,186

Insurance–0.01%

York Risk Services Holding Corp., Term Loan	4.75%	10/01/2021		60	55,690

Leisure Goods, Activities & Movies–4.36%

Alpha Topco Ltd. (United Kingdom),
Second Lien Term Loan	7.75%	07/29/2022		4,381	4,414,826
Term Loan B-3	4.75%	07/30/2021		8,803	8,864,114
AMC Entertainment, Inc.,
Incremental Term Loan B(e)	—	12/15/2023		1,098	1,106,224
Term Loan B	3.29%	12/15/2022		1,509	1,521,324
Ancestry.com Operations Inc., Term Loan	5.25%	10/19/2023		110	110,884
Bright Horizons Family Solutions, Inc., Incremental Term Loan	3.50%	11/07/2023		450	451,919
Cinemark USA, Inc., Term Loan	3.29%	05/09/2022		127	127,619
CWGS Group, LLC, Term Loan	4.50%	11/08/2023		3,143	3,177,530
Dorna Sports, S.L. (Spain), Term Loan B (e)	—	04/30/2021	EUR	1,059	1,130,152
Equinox Holdings Inc.,
First Lien Term Loan	5.00%	01/31/2020		1,119	1,126,407
Revolver Loan (Acquired 04/14/2014-11/20/2014; Cost $969,480) (d)	0.00%	02/01/2018		974	876,581
Fitness International, LLC, Term Loan B	6.00%	07/01/2020		2,152	2,157,234
Lions Gate Entertainment Corp. (Canada), Term Loan B (e)	—	12/08/2023		1,986	1,994,398
Regal Cinemas Corp., Term Loan	3.50%	04/01/2022		1,359	1,363,800
Sabre GLBL, Inc., Term Loan B	4.00%	02/19/2019		435	439,175
Seaworld Parks & Entertainment, Inc., Term Loan B-2	3.09%	05/14/2020		3,385	3,307,389
Six Flags Theme Parks, Inc., Term Loan B	3.28%	06/30/2022		593	598,774
UFC Holdings, LLC,
First Lien Term Loan	5.00%	08/18/2023		3,580	3,608,674
Second Lien Term Loan	8.50%	08/18/2024		1,266	1,293,986
					37,671,010

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Lodging & Casinos–5.19%

B&B Hotels S.A.S. (France), Term Loan B	6.00%	03/14/2023	EUR	$1,000	$1,062,499
Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/2021		3,250	3,251,773
Boyd Gaming Corp., Term Loan B-2	3.61%	09/15/2023		1,283	1,292,740
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/2021		3,431	3,439,793
ESH Hospitality, Inc., Term Loan	3.75%	08/30/2023		2,932	2,956,716
Four Seasons Holdings Ltd. (Canada), First Lien Term Loan (e)	—	11/30/2023		3,575	3,611,363
Harrah’s Operating Co., Inc., Term Loan B-6 (g)	1.50%	03/01/2017		3,558	3,907,022
Hilton Worldwide Finance, LLC,
Term Loan	3.50%	10/26/2020		683	688,016
Term Loan B-2	3.08%	10/25/2023		6,986	7,044,099
La Quinta Intermediate Holdings LLC, Term Loan	3.75%	04/14/2021		5,258	5,241,389
Scientific Games International, Inc.,
Multicurrency Revolver Loan(d)	0.00%	10/18/2018		2,522	2,315,690
Multicurrency Revolver Loan	3.53%	10/18/2018		415	380,661
Term Loan	6.00%	10/18/2020		5,538	5,602,996
Station Casinos LLC, Term Loan B	3.75%	06/08/2023		822	830,276
Tackle Group S.a.r.l. (Germany), Term Loan B (e)	—	08/08/2022	EUR	522	563,723
Twin River Management Group, Inc., Term Loan	5.25%	07/10/2020		2,650	2,676,120
					44,864,876

Nonferrous Metals & Minerals–0.63%

American Rock Salt Co. LLC,
First Lien Term Loan	4.75%	05/20/2021		675	656,056
First Lien Term Loan	4.75%	05/20/2021		251	243,723
Arch Coal Inc., Exit Term Loan	10.00%	10/05/2021		918	937,649
Dynacast International LLC,
First Lien Term Loan B-1	4.50%	01/28/2022		360	362,415
Second Lien Term Loan (Acquired 01/30/2015; Cost $14,590)	9.50%	01/30/2023		15	14,448
EP Minerals, LLC, Term Loan	5.50%	08/20/2020		655	654,017
Novelis Inc., Term Loan	4.00%	06/02/2022		2,536	2,545,077
					5,413,385

Oil & Gas–6.55%

Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/2019		28	14,434
Ascent Resources - Marcellus, LLC, First Lien Term Loan	5.25%	08/04/2020		2,822	1,477,126
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/17/2020		2,277	2,248,608
California Resources Corp., Term Loan	11.38%	12/31/2021		1,111	1,211,232
Citgo Holdings Inc., Term Loan	9.50%	05/12/2018		3,943	3,997,792
CJ Holding Co.,
DIP Delayed Draw Term Loan(d)(g)	0.00%	03/31/2017		139	138,685
DIP Delayed Draw Term Loan(g)	10.00%	03/31/2017		46	46,228
Term Loan B-2(g)(h)	0.00%	03/24/2022		886	828,625
Crestwood Holdings LLC, Term Loan B-1	9.00%	06/19/2019		1,806	1,721,658
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/2021		8,293	4,363,950
Drillships Ocean Ventures, Inc., Term Loan	5.50%	07/25/2021		3,441	2,483,130
Fieldwood Energy LLC,
Term Loan	3.88%	09/28/2018		2,361	2,154,089
Term Loan	8.00%	08/31/2020		1,215	1,093,309
Floatel International Ltd., Term Loan	6.00%	06/27/2020		3,892	3,039,201
Gulf Finance, LLC, Term Loan B	6.25%	08/25/2023		4,625	4,571,315
HGIM Corp., Term Loan B	5.50%	06/18/2020		4,548	3,380,332
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/2021		1,642	1,552,867
Osum Production Corp. (Canada), Term Loan	6.50%	07/31/2020		2,185	1,562,537
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/03/2018		301	95,133
Paragon Offshore Finance Co. (Cayman Islands), Term Loan (g)	5.25%	07/16/2021		1,268	470,923
Petroleum GEO-Services ASA, Term Loan	3.34%	03/19/2021		4,520	3,668,873
Samchully Midstream 3 LLC, Term Loan	5.75%	10/20/2021		1,676	1,604,683
Samson Investment Co., Second Lien Term Loan 1 (g)(h)	0.00%	09/25/2018		5,313	1,235,381
Seadrill Operating L.P., Term Loan	4.00%	02/21/2021		12,984	7,425,434
Seventy Seven Operating LLC, Term Loan	3.89%	06/25/2020		1,200	1,096,390
Southcross Energy Partners, L.P., Term Loan	5.25%	08/04/2021		936	728,951
Targa Resources Corp., Term Loan	5.75%	02/25/2022		552	554,180

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Oil & Gas–(continued)

Veresen Midstream US LLC, Term Loan B-1	5.25%	03/31/2022		$1,060	$1,065,433
Weatherford International Ltd. (Bermuda), Term Loan	2.91%	07/13/2020		2,894	2,756,233
					56,586,732

Publishing–2.29%

Getty Images, Inc.,
Revolver Loan(d)	0.00%	10/18/2017		2,845	2,688,062
Term Loan	4.75%	10/18/2019		1,478	1,281,669
Merrill Communications LLC, Term Loan	6.25%	06/01/2022		2,542	2,428,003
Nielsen Finance LLC, Term Loan B-3	3.04%	10/04/2023		5,780	5,814,222
ProQuest LLC, Term Loan	5.75%	10/24/2021		1,656	1,660,644
Southern Graphics Inc., Term Loan	4.25%	10/17/2019		381	382,844
Tribune Media Co., Term Loan B	3.75%	12/28/2020		5,479	5,508,640
					19,764,084

Radio & Television–2.48%

Gray Television, Inc., Term Loan	3.94%	06/13/2021		66	66,693
iHeartCommunications, Inc.,
Term Loan D	7.36%	01/30/2019		12,069	9,399,088
Term Loan E	8.11%	07/31/2019		12,523	9,743,144
Mission Broadcasting, Inc., Term Loan B (e)	—	09/26/2023		347	348,748
Nexstar Broadcasting, Inc., Term Loan B (e)	—	09/26/2023		1,135	1,141,971
Sinclair Television Group Inc., Incremental Term Loan B-1	3.50%	07/30/2021		694	697,300
					21,396,944

Retailers (except Food & Drug)–6.73%

Bass Pro Group, LLC, Term Loan (e)	—	11/16/2023		5,887	5,848,310
CDW LLC, Term Loan (e)	—	08/17/2023		1,746	1,755,994
Cortefiel, S.A. (Spain),
PIK Term Loan B-1(f)	1.00%	03/21/2018	EUR	259	176,286
PIK Term Loan B-2(f)	1.00%	03/21/2018	EUR	282	192,220
PIK Term Loan B-3(e)(f)	—	03/21/2018	EUR	352	240,126
PIK Term Loan B-3(f)	1.00%	03/21/2018	EUR	131	89,231
David’s Bridal, Inc., Term Loan	5.25%	10/11/2019		807	697,357
Dollar Tree, Inc., Term Loan B-3	3.06%	07/06/2022		954	964,222
Fullbeauty Brands Holdings Corp., Term Loan	5.75%	10/14/2022		3,541	3,235,818
J. Crew Group, Inc., Term Loan	4.00%	03/05/2021		587	381,805
Jill Acquisition LLC, Term Loan	6.00%	05/08/2022		652	642,648
Kirk Beauty One GmbH (Germany),
Term Loan B-8	4.75%	08/13/2022	EUR	673	724,481
Term Loan B-9	4.75%	08/13/2022	EUR	129	138,531
Term Loan B-10	4.75%	08/22/2022	EUR	221	237,510
Term Loan B-11	4.75%	08/13/2022	EUR	146	157,685
Term Loan B-12	4.75%	08/13/2022	EUR	33	35,041
Term Loan B-13	4.75%	08/13/2022	EUR	168	180,886
Term Loan B-14	4.75%	08/13/2022	EUR	93	100,134
Lands’ End, Inc., Term Loan B	4.25%	04/02/2021		2,754	2,065,874
Michaels Stores, Inc., Term Loan B-1	3.75%	01/28/2023		1,014	1,022,422
National Vision, Inc.,
First Lien Revolver Loan(d)	0.00%	03/13/2019		1,533	1,303,035
Second Lien Term Loan	6.75%	03/13/2022		84	80,970
Nine West Holdings, Inc., Term Loan	4.75%	10/08/2019		2,243	1,380,839
Payless, Inc.,
Second Lien Term Loan	8.50%	03/11/2022		1,136	238,661
Term Loan (Acquired 03/17/2014-09/30/2014; Cost $3,681,686)	5.00%	03/11/2021		3,696	2,328,573
Petco Animal Supplies, Inc.,
Term Loan B-1	5.00%	01/26/2023		3,669	3,700,617
Term Loan B-2	5.14%	01/26/2023		1,318	1,328,245
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/2021		779	705,030
Savers Inc., Term Loan	5.00%	07/09/2019		4,415	4,111,212
Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/2018		13,069	12,785,877
Toys ‘R’ Us Property Co. I, LLC, Term Loan	6.00%	08/21/2019		7,048	6,924,876

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Retailers (except Food & Drug)–(continued)

Toys ‘R’ Us-Delaware, Inc.,
Term Loan A-1	8.25%	10/24/2019		$925	$915,792
Term Loan A-1	8.25%	10/24/2019		1,147	1,135,582
Term Loan B-2	5.25%	05/25/2018		118	112,711
Term Loan B-3	5.25%	05/25/2018		36	34,387
Vivarte (France), Term Loan	4.00%	10/29/2019	EUR	1,072	817,126
Wilton Brands LLC, Term Loan B	8.50%	08/30/2018		1,510	1,385,034
					58,175,148

Surface Transport–0.96%

Avis Budget Car Rental, LLC, Term Loan B	3.34%	03/15/2022		1,425	1,436,370
Kenan Advantage Group, Inc.,
Canadian Term Loan	4.00%	07/29/2022		129	128,546
Delayed Draw Term Loan 1(d)	0.00%	01/31/2017		29	29,339
Term Loan	4.00%	07/31/2022		419	418,609
PODS Holding, LLC, First Lien Term Loan	4.50%	02/02/2022		1,332	1,340,949
Stena International S.A. (Luxembourg), Term Loan	4.24%	03/03/2021		3,199	2,691,668
U.S. Shipping Corp., Term Loan B-2	5.25%	06/26/2021		1,885	1,833,415
XPO Logistics, Inc., Term Loan B-2	4.25%	10/30/2021		386	390,455
					8,269,351

Telecommunications–9.03%

Communications Sales & Leasing, Inc., Term Loan	4.50%	10/24/2022		5,250	5,293,122
Consolidated Communications, Inc., Term Loan	4.00%	10/05/2023		6,176	6,236,768
Coral-US Co-Borrower, LLC, Term Loan B-1	5.59%	01/03/2023		540	545,651
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/2019		5,264	5,306,411
Frontier Communications Corp., Term Loan	3.11%	03/31/2021		3,071	2,974,774
GTT Communications, Inc., Term Loan B	5.75%	10/22/2022		1,683	1,688,514
Hargray Communications Group, Inc., Term Loan B-1	4.75%	06/26/2019		480	484,401
Intelsat Jackson Holdings S.A., Term Loan B-2	3.75%	06/30/2019		3,241	3,134,518
Level 3 Communications, Inc.,
Term Loan B	4.00%	01/15/2020		2,878	2,904,759
Term Loan B-II	3.50%	05/31/2022		8,587	8,658,098
Term Loan B-III	4.00%	08/01/2019		3,694	3,735,099
LTS Buyer LLC, First Lien Term Loan B	4.09%	04/13/2020		46	46,459
Rackspace Hosting, Inc., Term Loan B	5.00%	11/03/2023		1,107	1,118,306
SBA Senior Finance II LLC, Incremental Term Loan B-2	3.34%	06/10/2022		2,171	2,175,564
Syniverse Holdings, Inc.,
Term Loan	4.00%	04/23/2019		992	897,152
Term Loan	4.00%	04/23/2019		4,426	4,024,462
T-Mobile USA, Inc., Term Loan	3.50%	11/09/2022		2,034	2,057,124
Telesat LLC, Term Loan B-3	4.50%	11/17/2023		8,172	8,197,602
U.S. Telepacific Corp., Term Loan	6.00%	11/25/2020		3,419	3,380,841
Windstream Services, LLC,
Term Loan B-6(e)	—	03/29/2021		1,534	1,530,349
Term Loan B-6	4.75%	03/29/2021		5,364	5,392,167
XO Communications, LLC, Term Loan	4.25%	03/20/2021		424	425,207
Zayo Group, LLC, Term Loan	3.75%	05/06/2021		7,759	7,797,273
					78,004,621

Utilities–8.54%

APLP Holdings L.P. (Canada), Term Loan	6.00%	04/13/2023		2,757	2,787,626
Aria Energy Operating LLC, Term Loan	5.50%	05/27/2022		779	757,728
Calpine Construction Finance Co., L.P., Term Loan B-2	3.34%	01/31/2022		2,375	2,355,119
Calpine Corp.,
Term Loan(e)	—	11/30/2017		2,901	2,900,699
Term Loan B-5	3.59%	05/27/2022		2,057	2,066,205
Term Loan B-6	4.00%	01/15/2023		8,264	8,327,602
Term Loan B-7	3.84%	05/31/2023		3,515	3,544,283
Dynegy Inc.,
Incremental Term Loan C	5.00%	06/27/2023		4,990	5,021,749
Term Loan B-2	4.00%	04/23/2020		864	865,771

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Utilities–(continued)

Energy Future Intermediate Holding Co. LLC, Term Loan	4.25%	06/30/2017		$1,367	$1,375,883
Granite Acquisition, Inc.,
First Lien Term Loan B	5.00%	12/17/2021		2,925	2,908,739
First Lien Term Loan C	5.00%	12/17/2021		130	129,139
Second Lien Term Loan B	8.25%	12/17/2022		581	550,728
NRG Energy, Inc.,
Revolver Loan A(d)	0.00%	07/01/2018		21,330	21,238,444
Term Loan	3.50%	06/30/2023		5,712	5,733,801
Southeast PowerGen LLC, Term Loan B	4.50%	12/02/2021		967	957,695
TPF II Power, LLC, Term Loan	5.00%	10/02/2021		3,046	3,057,681
USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/2020		867	866,795
Vistra Operations Co. LLC,
Exit Term Loan B	5.00%	08/04/2023		6,692	6,764,769
Exit Term Loan C	5.00%	08/04/2023		1,526	1,542,842
					73,753,298
Total Variable Rate Senior Loan Interests					1,056,628,698

Bonds & Notes–10.56%

Aerospace & Defense–0.30%

LMI Aerospace, Inc.	7.38%	07/15/2019		2,561	2,567,403

Air Transport–0.42%

Mesa Airlines, Inc. (i)	5.75%	07/12/2025		3,611	3,628,850

Automotive–0.41%

Adient Global Holdings Ltd. (Jersey) (i)	3.50%	08/15/2024	EUR	501	520,551
Cooper-Standard Automotive Inc. (i)	5.63%	11/15/2026		473	462,358
Schaeffler AG (Germany) (i)	3.25%	09/15/2023	EUR	221	234,203
Schaeffler AG (Germany) (i)	3.75%	09/15/2026	EUR	276	286,007
Schaeffler AG (Germany) (i)	4.13%	09/15/2021		551	557,888
Schaeffler AG (Germany) (i)	4.50%	09/15/2023		551	539,291
Schaeffler AG (Germany) (i)	4.75%	09/15/2026		1,015	969,325
					3,569,623

Business Equipment & Services–0.95%

Dream Secured Bondco AB (Sweden) (i)(j)	8.25%	10/21/2023	EUR	1,850	2,048,298
Dream Secured Bondco AB (Sweden) (i)(j)	8.25%	10/21/2023	SEK	1,408	159,595
ICBPI (United Kingdom) (i)(j)	8.00%	05/30/2021	EUR	1,500	1,620,775
TeamSystem S.p.A. (Italy) (Acquired 05/20/2016; Cost $1,667,483) (i)(j)	7.25%	03/01/2022	EUR	1,500	1,588,113
West Corp. (i)	4.75%	07/15/2021		2,771	2,833,348
					8,250,129

Cable & Satellite Television–2.01%

Altice Financing S.A. (Luxembourg) (i)	6.63%	02/15/2023		490	499,800
Altice Financing S.A. (Luxembourg) (i)	7.50%	05/15/2026		7,277	7,404,347
Altice U.S. Finance I Corp. (i)	5.50%	05/15/2026		6,796	6,753,525
NorCell Sweden Holding 3 AB (Sweden) (i)	3.50%	02/25/2022	SEK	3,000	324,141
Numericable-SFR S.A. (France) (i)	6.00%	05/15/2022		311	314,499
Numericable-SFR S.A. (France) (i)	7.38%	05/01/2026		1,213	1,213,000
UPC Broadband Holdings, B.V. (Netherlands) (i)	6.88%	01/15/2022		210	219,342
Virgin Media Investment Holdings Ltd. (United Kingdom) (i)	5.50%	08/15/2026		656	645,340
					17,373,994

Chemicals & Plastics–0.28%

Hexion Specialty Chemicals, Inc.	6.63%	04/15/2020		2,821	2,447,044

Clothing & Textiles–0.02%

SMCP SAS (France) (i)(j)	6.00%	11/01/2022	EUR	194	209,225

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Containers & Glass Products–0.70%

Ardagh Glass Finance PLC (i)(j)	4.16%	05/15/2021		$1,025	$1,051,906
Ardagh Glass Finance PLC (i)	4.63%	05/15/2023		1,021	1,012,066
Ardagh Glass Finance PLC (i)	6.63%	09/15/2023	EUR	332	340,617
Ardagh Glass Finance PLC (i)	6.75%	05/15/2024	EUR	900	999,598
LA Holding B.V. (Netherlands) (i)	8.00%	10/01/2021	EUR	924	1,009,294
Reynolds Group Holdings, Inc.	5.75%	10/15/2020		451	465,658
Reynolds Group Holdings, Inc. (i)(j)	4.38%	07/15/2021		1,157	1,184,479
					6,063,618

Electronics & Electrical–0.54%

Blackboard Inc. (i)	9.75%	10/15/2021		2,582	2,549,725
Dell International LLC (i)	5.45%	06/15/2023		858	895,622
Micron Technology, Inc. (i)	7.50%	09/15/2023		1,071	1,180,443
					4,625,790

Financial Intermediaries–1.36%

Arrow Global Finance (United Kingdom) (i)(j)	4.95%	11/01/2021	EUR	1,000	1,101,640
Arrow Global Finance (United Kingdom) (i)	5.13%	09/15/2024	GBP	500	619,273
Cabot Financial S.A. (Luxembourg) (i)(j)	5.88%	11/15/2021	EUR	1,000	1,068,477
Cabot Financial S.A. (Luxembourg) (i)	6.50%	04/01/2021	GBP	1,730	2,173,450
Garfunkelux Holdco 2 S.A. (Luxembourg) (i)	11.00%	11/01/2023	GBP	1,250	1,571,819
Garfunkelux Holdco 3 S.A. (Luxembourg) (i)(j)	5.50%	10/01/2021	EUR	561	608,022
Garfunkelux Holdco 3 S.A. (Luxembourg) (i)	7.50%	08/01/2022	EUR	2,335	2,578,812
Lindorff Group AB (Norway) (i)(j)	5.50%	08/15/2020	EUR	1,593	1,699,298
Promontoria MCS (France) (i)(j)	5.75%	09/30/2021	EUR	274	295,874
					11,716,665

Health Care–0.96%

Care UK Health & Social Care PLC (United Kingdom) (i)(j)	5.40%	07/15/2019	GBP	1,906	2,213,678
DJO Finance LLC (i)	8.13%	06/15/2021		1,578	1,384,695
DJO Finance LLC	10.75%	04/15/2020		2,773	2,294,657
IDH Finance plc (United Kingdom) (i)	6.25%	08/15/2022	GBP	1,000	1,179,256
IDH Finance plc (United Kingdom) (i)(j)	6.40%	08/15/2022	GBP	1,000	1,213,664
					8,285,950

Lodging & Casinos–0.42%

ESH Hospitality, Inc. (i)	5.25%	05/01/2025		1,629	1,576,057
Schumann S.p.A. (Italy) (i)(j)	6.63%	07/31/2022	EUR	421	450,694
Travelodge Hotels Ltd. (United Kingdom) (i)(j)	7.90%	05/15/2023	GBP	750	945,436
Travelodge Hotels Ltd. (United Kingdom) (i)	8.50%	05/15/2023	GBP	525	689,527
					3,661,714

Nonferrous Metals & Minerals–0.27%

TiZir Ltd. (United Kingdom)	9.00%	09/28/2017		2,600	2,301,000

Oil & Gas–0.41%

Drill Rigs Holdings Inc. (i)	6.50%	10/01/2017		3,862	1,689,625
FTS International, Inc. (i)(j)	8.35%	06/15/2020		1,068	1,019,940
Pacific Drilling S.A. (Luxembourg) (i)	5.38%	06/01/2020		2,587	821,373
					3,530,938

Radio & Television–0.32%

Clear Channel International B.V. (i)	8.75%	12/15/2020		2,611	2,741,550

Retailers (except Food & Drug)–0.41%

Claire’s Stores Inc. (i)	6.13%	03/15/2020		682	315,425
New Look PLC (United Kingdom) (i)	6.50%	07/01/2022	GBP	125	147,935
New Look PLC (United Kingdom) (i)	8.00%	07/01/2023	GBP	1,850	1,987,186
TWIN SET - Simona Barbieri S.p.A. (Italy) (i)(j)	5.56%	07/15/2019	EUR	1,000	1,052,961
					3,503,507

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Surface Transport–0.05%

Avis Budget Car Rental, LLC (i)	4.13%	11/15/2024	EUR	$212	$217,948
Hertz Corp. (i)	5.50%	10/15/2024		248	217,310
					435,258

Telecommunications–0.73%

Communications Sales & Leasing, Inc. (i)	6.00%	04/15/2023		742	772,607
Goodman Networks Inc.	12.13%	07/01/2018		5,089	2,137,380
Wind Telecomunicazioni S.p.A. (Italy) (i)	6.50%	04/30/2020		219	228,581
Wind Telecomunicazioni S.p.A. (Italy) (i)	7.38%	04/23/2021		699	718,223
Windstream Services, LLC	6.38%	08/01/2023		22	19,250
Windstream Services, LLC	7.50%	06/01/2022		2,565	2,439,956
					6,315,997

Utilities–0.00%

Calpine Corp. (i)	7.88%	01/15/2023		1	528
Total Bonds & Notes					91,228,783

Structured Products–4.95%

Apidos CLO IX - R (i)(j)	6.98%	07/15/2023		1,058,000	1,054,915
Apidos CLO X (i)(j)	7.14%	10/30/2022		776,000	778,471
Apidos CLO XV (i)(j)	5.63%	10/20/2025		1,500,000	1,352,999
Atrium X LLC (i)(j)	5.38%	07/16/2025		2,096,000	1,878,739
Babson CLO Ltd. 2013-II (i)(j)	5.38%	01/18/2025		1,631,000	1,413,767
Carlyle Global Market Strategies 2012-2 (i)(j)	6.98%	07/20/2023		1,937,000	1,941,433
Carlyle High Yield Partners 2007-10 (i)(j)	4.08%	04/19/2022		250,000	248,132
Dryden Senior Loan Fund 2013-30 (i)(j)	5.91%	11/15/2025		1,053,000	942,355
Duane Street CLO 2007-4 (i)(j)	5.15%	11/14/2021		364,000	360,857
Flagship CLO VI (i)(j)	5.60%	06/10/2021		755,342	739,565
Flagship CLO VI (i)(j)	5.60%	06/10/2021		2,564,515	2,510,950
Gallatin Funding CLO VII 2014-1, Ltd. (i)(j)	6.55%	07/15/2023		1,619,000	1,507,542
Highbridge Loan Management 6-2015, Ltd. (i)(j)	6.33%	05/05/2027		500,000	452,939
ING Investment Management CLO 2013-1, Ltd. (i)(j)	5.88%	04/15/2024		2,200,000	2,040,999
ING Investment Management CLO III, Ltd. (i)(j)	4.38%	12/13/2020		3,038,000	3,049,286
ING Investment Management CLO IV, Ltd. (i)(j)	5.13%	06/14/2022		437,000	431,939
Inwood Park CDO Ltd. (i)(j)	4.38%	01/20/2021		1,000,000	993,261
Keuka Park CLO 2013-1 (i)(j)	5.38%	10/21/2024		365,000	326,169
KKR Financial CLO 2012-1, Ltd. (i)(j)	6.35%	12/15/2024		4,025,000	3,910,193
KKR Financial CLO 2013-1, Ltd. (i)(j)	5.63%	07/15/2025		2,115,000	1,899,743
Madison Park Funding IX, Ltd. (i)(j)	6.16%	08/15/2022		404,000	396,972
Madison Park Funding XIV, Ltd. (i)(j)	5.63%	07/20/2026		650,000	584,904
Madison Park Funding XIV, Ltd. (i)(j)	6.28%	07/20/2026		950,000	761,206
Maps CLO Fund LLC 2007-2 (i)(j)	5.13%	07/20/2022		886,000	878,952
NewStar Berkeley Fund CLO LLC 2016-1 (Acquired 10/19/2016; Cost $1,428,696) (i)(j)	5.98%	10/25/2028		1,489,000	1,428,696
NewStar Commercial Loan Funding 2015-1 (i)(j)	6.38%	01/20/2027		1,000,000	971,568
Northwoods Capital Ltd. 2013-10A (i)(j)	4.48%	11/04/2025		619,000	590,014
Octagon Investment Partners XIV, Ltd. (i)(j)	6.13%	01/15/2024		660,000	617,460
Octagon Investment Partners XVIII, Ltd. (i)(j)	6.16%	12/16/2024		2,631,000	2,379,427
Regatta IV Funding Ltd. 2014-1 (i)(j)	5.83%	07/25/2026		930,000	773,714
Silverado CLO 2006-II ,Ltd. (i)(j)	4.63%	10/16/2020		2,210,000	2,140,270
Symphony CLO VIII, Ltd. 2012 (i)(j)	6.88%	01/09/2023		2,588,000	2,601,494
TriMaran CLO VII, Ltd. (i)(j)	4.25%	06/15/2021		822,000	822,999
Total Structured Products					42,781,930

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Shares	Value

Common Stocks & Other Equity Interests–4.30%(k)

Aerospace & Defense–0.03%

IAP Worldwide Services (i)(l)	192	$239,584

Building & Development–1.54%

Axia Inc. (Acquired 05/30/2008; Cost $2,673,763)(i)(l)(m)	595	$5,341,366
BMC Stock Holdings, Inc. (l)	290,428	5,474,568
Lake at Las Vegas Joint Venture, LLC,
Class A, (Acquired 07/15/2010; Cost $7,937,680)(i)(l)	780	0
Class B, (Acquired 07/15/2010; Cost $93,970)(i)(l)	9	0
Newhall Holding Co., LLC, Class A, (i)(l)	346,692	866,730
Tamarack Resort LLC (Acquired 03/07/2014; Cost $0)(i)(l)	24,000	0
WCI Communities, Inc. (l)	69,585	1,617,856
		13,300,520

Chemicals & Plastics–0.00%

Lyondell Chemical Co., Class A	383	34,592

Conglomerates–0.03%

Euramax International, Inc. (i)(l)	4,207	294,497

Drugs–0.00%

BPA Laboratories,
Class A, Wts. expiring 04/29/2024, (Acquired 04/29/2014; Cost $0) (i)(l)	5,562	0
Class B, Wts. expiring 04/29/2024, (Acquired 04/29/2014; Cost $0) (i)(l)	8,918	0
		—

Financial Intermediaries–0.00%

RJO Holdings Corp. (i)(l)	1,482	14,815
RJO Holdings Corp., Class A (Acquired 12/10/2010; Cost $0) (i)(l)	1,142	1,257
RJO Holdings Corp., Class B (Acquired 12/10/2010; Cost $0) (i)(l)	1,667	17
		16,089

Forest Products–0.04%

Verso Corp., Class A (l)	57,236	306,213

Health Care–0.03%

New Millennium Holdco (i)(l)	134,992	219,362

Lodging & Casinos–1.23%

Twin River Management Group, Inc. (i)(l)	134,134	10,663,653

Nonferrous Metals & Minerals–0.30%

Arch Coal, Inc. (l)	32,937	2,570,074

Oil & Gas–0.00%

Seventy Seven Operating LLC (l)	176	4,224
Seventy Seven Operating LLC (i)(l)	957	6,220
		10,444

Publishing–0.37%

Affiliated Media, Inc. (i)(l)	46,746	1,168,641
Cygnus Business Media, Inc. (Acquired 07/19/2004; Cost $1,251,821) (i)(l)(m)	5,882	0
F&W Publications, Inc. (i)(l)	15,519	775,940
MC Communications, LLC (Acquired 07/02/2009; Cost $0) (i)(l)	333,084	0
Merrill Communications LLC Class A (i)(l)	399,283	1,197,849
Tronc, Inc.	4,118	53,616
		3,196,046

Telecommunications–0.01%

CTM Media Holdings Inc.	1,270	58,280

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

	Shares	Value

Utilities–0.72%
Vistra Operations Co. LLC (l)	377,472	$5,265,734
Vistra Operations Co. LLC (i)(l)	377,472	660,576
Vistra Operations Co. LLC (i)(l)	618,084	290,500
		6,216,810
Total Common Stocks & Other Equity Interests		37,126,164

Preferred Stocks–0.01%(k)

Building & Development–0.00%

Tamarack Resort LLC, Class B (Acquired 03/07/2014; Cost $101,952) (i)	432	0

Financial Intermediaries–0.00%

RJO Holdings Corp. (Acquired 12/10/2010; Cost $0) (i)(l)	324	3,245

Retailers (except Food & Drug)–0.00%

Vivarte (France) (Acquired 01/06/2016; Cost $0) (i)(l)	934	0

Utilities–0.01%

Genie Energy Ltd.	7,632	54,950
Total Preferred Stocks 58,195

Money Market Funds–5.11%

Government & Agency Portfolio – Institutional Class, 0.29%, (n)	26,469,494	26,469,494
Treasury Portfolio – Institutional Class, 0.26%, (n)	17,646,330	17,646,330
Total Money Market Funds		44,115,824
TOTAL INVESTMENTS(o)–147.23% (Cost $1,315,499,509)		1,271,939,594
BORROWINGS–(26.04)%		(225,000,000)
VARIABLE RATE TERM PREFERRED SHARES–(14.47)%		(125,000,000)
OTHER ASSETS LESS LIABILITIES–(6.72)%		(58,012,658)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$863,926,936

Investment Abbreviations:

CDO	—Collateralized Debt Obligation	GBP	—British Pound
CLO	—Collateralized Loan Obligation	PIK	—Payment in Kind
DIP	—Debtor-in-possession	SEK	—Swedish Krona
EUR	—Euro	Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. Dollars unless otherwise noted.

(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 5.

(e)	This variable rate interest will settle after November 30, 2016, at which time the interest rate will be determined.

(f)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Cortefiel, S.A. PIK Term Loan B-1	4.25%	1.00%
Cortefiel, S.A. PIK Term Loan B-2	4.25	1.00
Cortefiel, S.A. PIK Term Loan B-3	4.25	1.00
Cortefiel, S.A. PIK Term Loan B-3	5.65	1.00
Lake at Las Vegas Joint Venture, LLC, PIK Exit Revolver Loan	—	5.00
Tamarack Resort LLC, PIK Term Loan A	4.00	12.00
Tamarack Resort LLC, PIK Term Loan B	0.00	6.50

(g)	The borrower has filed for protection in federal bankruptcy court.

(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2016 was $2,064,006, which represented less than 1% of the Trust’s Net Assets.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

(i)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2016 was $141,082,617, which represented 16.33% of the Trust’s Net Assets.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2016.

(k)	Securities acquired through the restructuring of senior loans.

(l)	Non-income producing security.

(m)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of November 30, 2016 was $5,341,366, which represented less than 1% of the Trust’s Net Assets. See Note 4.

(n)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2016.

(o)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Senior Income Trust

A.	Security Valuations – (continued)

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.

Invesco Senior Income Trust

F.	Forward Foreign Currency Contracts – The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Industry Focus – To the extent that the Trust invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Trust’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
H.	Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Trust’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Trust. As a result, the Trust may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
I.	Other Risks – The Trust may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Trust invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a corporate loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the corporate loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

J.	Leverage Risk – The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

Invesco Senior Income Trust

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended November 30, 2016, there were transfers from Level 2 to Level 3 of $15,542,310, due to third-party vendor quotations utilizing single market quotes and from Level 3 to Level 2 of $23,016,000 due to third-party vendor quotations utilizing more than one market quote.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$966,700,479	$89,928,219	$1,056,628,698
Bonds & Notes	—	91,228,783	—	91,228,783
Structured Products	—	41,353,235	1,428,695	42,781,930
Common Stocks & Other Equity Interests	15,380,934	12,410,321	9,334,909	37,126,164
Preferred Stocks	54,950	—	3,245	58,195
Money Market Funds	44,115,824	—	—	44,115,824
	59,551,708	1,111,692,818	100,695,068	1,271,939,594
Forward Foreign Currency Contracts*	—	1,163,101	—	1,163,101
Total Investments	$59,551,708	$1,112,855,919	$100,695,068	$1,273,102,695
*	Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2016:

	Value 02/29/16	Purchases	Sales	Accrued Discounts/ Premiums	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 11/30/16
Variable Rate Senior Loan Interests	$81,582,007	$54,628,418	$(46,267,785)	$396,999	$595,070	$1,828,306	$14,344,461	$(17,179,257)	$89,928,219
Bonds & Notes	5,914,563	—	(124,204)	6,573	(2,705,552)	2,745,363	—	(5,836,743)	—
Structured Products	—	1,428,695	—	—	—	—	—	—	1,428,695
Equity Securities	8,482,707	296,792	(5,210,285)	—	5,210,285	(639,194)	1,197,849	—	9,338,154
Total	$95,979,277	$56,353,905	$(51,602,274)	$403,572	$3,099,803	$3,934,475	$15,542,310	$(23,016,000)	$100,695,068

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

Invesco Senior Income Trust

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of November 30, 2016:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$2,192,104
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$2,192,104

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$1,029,003
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$1,029,003

Effect of Derivative Investments for the nine months ended November 30, 2016

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$5,830,450
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	1,435,961
Total	$7,266,411

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$87,887,735

Invesco Senior Income Trust

Open Forward Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
12/15/2016	Bank of America, N.A.	GBP	9,420,209	USD	11,534,575	$11,790,422	$(255,847)
12/15/2016	Bank of America, N.A.	USD	4,747,298	GBP	3,800,879	4,757,216	9,918
12/15/2016	Barclays Bank PLC	EUR	11,807,908	USD	13,032,211	12,522,282	509,929
12/15/2016	Barclays Bank PLC	GBP	9,455,914	USD	11,575,504	11,835,110	(259,606)
12/15/2016	Barclays Bank PLC	USD	4,747,792	GBP	3,800,879	4,757,216	9,424
12/15/2016	Barclays Bank PLC	USD	12,915,361	EUR	12,032,198	12,760,141	(155,220)
12/15/2016	Canadian Imperial Bank of Commerce	USD	12,932,568	EUR	12,044,861	12,773,571	(158,997)
12/15/2016	Citibank, N.A.	EUR	12,493,440	USD	13,818,307	13,249,288	569,019
12/15/2016	Citibank, N.A.	SEK	777,800	USD	88,121	84,396	3,725
12/15/2016	Citibank, N.A.	USD	85,423	SEK	780,979	84,741	(682)
12/15/2016	Citibank, N.A.	USD	12,927,333	EUR	12,032,198	12,760,141	(167,192)
12/15/2016	Goldman Sachs International	USD	4,749,222	GBP	3,800,715	4,757,011	7,789
12/15/2016	JPMorgan Chase Bank, N.A.	EUR	11,807,909	USD	13,057,658	12,522,283	535,375
12/15/2016	JPMorgan Chase Bank, N.A.	SEK	784,546	USD	89,014	85,128	3,886
12/15/2016	JPMorgan Chase Bank, N.A.	USD	85,426	SEK	781,367	84,783	(643)
12/15/2016	JPMorgan Chase Bank, N.A.	USD	9,295,426	GBP	7,473,649	9,354,089	58,663
01/17/2017	Bank of America, N.A.	GBP	3,811,667	USD	4,765,842	4,775,727	(9,885)
01/17/2017	Barclays Bank PLC	EUR	12,036,570	USD	12,944,645	12,788,902	155,743
01/17/2017	Barclays Bank PLC	GBP	3,811,667	USD	4,766,380	4,775,727	(9,347)
01/17/2017	Barclays Bank PLC	USD	764,288	EUR	717,153	761,978	(2,310)
01/17/2017	Canadian Imperial Bank of Commerce	EUR	12,046,792	USD	12,959,156	12,799,763	159,393
01/17/2017	Citibank, N.A.	EUR	12,036,570	USD	12,956,826	12,788,902	167,924
01/17/2017	Citibank, N.A.	SEK	775,465	USD	84,992	84,325	667
01/17/2017	Goldman Sachs International	GBP	3,814,357	USD	4,771,398	4,779,097	(7,699)
01/17/2017	JPMorgan Chase Bank, N.A.	SEK	788,575	USD	86,389	85,751	638
01/17/2017	JPMorgan Chase Bank, N.A.	SEK	3,037,232	USD	328,698	330,273	(1,575)
01/17/2017	JPMorgan Chase Bank, N.A.	USD	5,748	SEK	52,958	5,759	11
Total Forward Foreign Currency Contracts—Currency Risk							$1,163,101

Currency Abbreviations:

EUR	— Euro

GBP	— British Pound Sterling

SEK	— Swedish Krona

USD	— U.S. Dollar

NOTE 4 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines an “affiliated person” as an issuance in which a trust holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended November 30, 2016.

	Value 02/29/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 11/30/16	Dividend Income
Axia Inc., Common Shares	$4,412,433	$—	$—	$928,933	$—	$5,341,366	$—
Cygnus Business Media, Inc., Common Shares	0	—	—	—	—	0	—
Total	$4,412,433	$—	$—	$928,933	$—	$5,341,366	$—

Invesco Senior Income Trust

NOTE 5 — Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Trust held the following unfunded loan commitments as of November 30, 2016. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower	Type	Principal Amount	Value
Accudyne Industries LLC	Extending Revolver	$2,808,273	$2,407,055
Allied Universal Holdco LLC	Delayed Draw Term Loan	184,035	184,035
Brickman Group Ltd. LLC	Revolver Loan	509,854	471,615
CJ Holding Co.	DIP Delayed Draw Term Loan	138,685	138,685
Community Health Systems, Inc.	Revolver Loan	855,193	830,115
Delta Air Lines, Inc.	Revolver Loan	1,075,819	1,059,681
Equinox Holdings Inc.	Revolver Loan	973,979	876,581
Filtration Group Corp.	Incremental Term Loan B	1,444,449	1,437,226
Getty Images, Inc.	Revolver Loan	2,844,511	2,688,062
Hearthside Group Holdings, LLC	Revolver Loan	728,434	726,103
IAP Worldwide Services	Revolver Loan	1,129,324	1,106,738
Kenan Advantage Group, Inc.	Delayed Draw Term Loan 1	29,345	29,339
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	19,114	7,837
National Vision, Inc.	First Lien Revolver Loan	1,532,982	1,303,035
NRG Energy, Inc.	Revolver Loan A	21,329,736	21,238,444
Post Holdings, Inc.	Revolver Loan	2,057,149	2,055,863
Scientific Games International, Inc.	Multicurrency Revolver Loan	2,521,631	2,315,690
Unilabs Diagnostics AB	Revolver Loan	EUR 942,706	998,502
			$39,874,606

NOTE 6 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2016 was $641,177,092 and $603,512,259, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$27,667,652
Aggregate unrealized (depreciation) of investment securities	(75,260,500)
Net unrealized appreciation (depreciation) of investment securities	$(47,592,848)
Cost of investments for tax purposes is $1,319,532,442.

NOTE 7 — Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

At the nine months ended November 30, 2016, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$ 2,844,511	$ 2,688,063
Citibank, N.A.	2,808,273	2,407,055
Goldman Sachs Lending Partners LLC	2,057,149	2,055,863
Total		$ 7,150,981

Invesco Senior Income Trust

Item 2.	Controls and Procedures.

(a)	As of November 21, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Invesco Senior Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 27, 2017

By:	/s/ Kelli K. Gallegos
Kelli K. Gallegos
Principal Financial Officer

Date:	January 27, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.